Note 4 - Personnel Expenses, Including Share-based Remuneration - RSUs and Option Activities (Details)		12 Months Ended
		Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares
Statement Line Items [Line Items]
Outstanding at period start, options		100,000	100,000
Outstanding at beginning of period, options, weighted average grant date fair value (in dollars per share)		$ 3.4	$ 3.4
Granted during the year, options		0	0
Granted during the year, options, weighted average grant date fair value (in dollars per share)		$ 0	$ 0
Forfeited during the year, options		0	0
Forfeited during the year, options, weighted average grant date fair value (in dollars per share)		$ 0	$ 0
Exercised during the year, options		(60,000)	0
Exercised during the year, options, weighted average grant date fair value (in dollars per share)		$ 1.92	$ 0
Expired during the year, options		0	0
Expired during the year, options, weighted average grant date fair value (in dollars per share)		$ 0	$ 0
Outstanding at period end, options		40,000	100,000
Outstanding at period end, options, weighted average grant date fair value (in dollars per share)		$ 5.62	$ 3.4
RSU [member]
Statement Line Items [Line Items]
Outstanding at period start, RSUs		1,785,275	2,666,525
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share)		$ 9.9	$ 9.71
Granted during the year, RSUs		934,359	0
Granted during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 8.39	$ 0
Forfeited during the year, RSUs		(50,203)	(82,500)
Forfeited during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 8.66	$ 9.97
Exercised during the year, RSUs		(1,008,509)	(798,750)
Exercised during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 8.37	$ 9.25
Expired during the year, RSUs		0	0
Expired during the year RSUs, weighted average grant date fair value (in dollars per share)		$ 0	$ 0
Dividend adjustment grants during the year (in shares) | shares		257,551
Outstanding at period end, RSUs		1,918,473	1,785,275
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share)		$ 8.67	$ 9.9
Kunlan Tech RSU [Member]
Statement Line Items [Line Items]
Outstanding at period start, RSUs	[1]	2,925,000	0
Outstanding at beginning of period, RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 1.22	$ 0
Granted during the year, RSUs		6,200,000	3,275,000	[1]
Granted during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 2.01	$ 1.22
Forfeited during the year, RSUs	[1]	(2,000,000)	(350,000)
Forfeited during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 1.68	$ 1.22
Exercised during the year, RSUs	[1]	(832,500)	0
Exercised during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 1.1	$ 0
Expired during the year, RSUs		0	0	[1]
Expired during the year RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 0	$ 0
Dividend adjustment grants during the year (in shares) | shares		0
Outstanding at period end, RSUs	[1]	6,292,500	2,925,000
Outstanding at period end RSUs, weighted average grant date fair value (in dollars per share)	[1]	$ 1.86	$ 1.22

[1]	From the exercise of RSUs granted by Kunlun, the employees will acquire shares of Kunlun Tech Co., Ltd., a company listed on the Shenzhen Stock Exchange.